Finance Expense - Schedule of finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Interest costs [Abstract]
Interest and accretion on convertible loan	$ 448	$ 628	$ 942	$ 1,285
Interest on lease liabilities	114	135	229	280
Interest on loans payable	117	74	224	152
Interest on term loan	64	39	108	97
Total	$ 743	$ 876	$ 1,503	$ 1,814